Risk/Return Detail Data - FidelitySAIUSQualityIndexFund-PRO	Sep. 28, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Salem Street Trust
FidelitySAIUSQualityIndexFund-PRO | Fidelity SAI U.S. Quality Index Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® SAI U.S. Quality Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® SAI U.S. Quality Index Fund seeks to provide investment results that correspond to the total return of stocks of quality growth United States companies.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 53 % of the average value of its portfolio.
Portfolio Turnover, Rate	53.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in equity securities included in the Fidelity U.S. Quality Focus IndexSM. The Fidelity U.S. Quality Focus IndexSM seeks to capture the performance of a broad range of U.S. equities that have attractive quality scores. Quality scores for non-financial companies and non-real estate investment trusts are based on ten variables: high free cash flow margin, return on invested capital, gross profit margin, and return on equity; stable earnings growth, return on assets, free cash flow, and accruals; and low financial leverage and accruals. Financials and real estate investment trusts (REITs) are ranked using a composite score based on four measures of quality: high return on equity, stable earnings growth and return on equity, and low financial leverage. Using statistical sampling techniques taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Fidelity U.S. Quality Focus Index℠. Lending securities to earn income for the fund.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to March 18, 2019, the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Bar Chart, Year to Date Return	19.27%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	21.40%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(15.33%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySAIUSQualityIndexFund-PRO | Fidelity SAI U.S. Quality Index Fund | Fidelity SAI U.S. Quality Index Fund
Risk/Return:
Management fee	0.10%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.11%
1 year	$ 11
3 years	35
5 years	62
10 years	$ 141
Annual Return, Inception Date	Oct. 08, 2015
2016	7.82%
2017	25.75%
2018	(2.75%)
2019	34.07%
2020	20.67%
2021	28.33%
2022	(18.09%)
2023	29.62%
FidelitySAIUSQualityIndexFund-PRO | Fidelity SAI U.S. Quality Index Fund | Return Before Taxes | Fidelity SAI U.S. Quality Index Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	29.62%
Past 5 years	17.13%
Since Inception	14.31%	[1]
FidelitySAIUSQualityIndexFund-PRO | Fidelity SAI U.S. Quality Index Fund | After Taxes on Distributions | Fidelity SAI U.S. Quality Index Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	28.86%
Past 5 years	15.12%
Since Inception	12.80%	[1]
FidelitySAIUSQualityIndexFund-PRO | Fidelity SAI U.S. Quality Index Fund | After Taxes on Distributions and Sales | Fidelity SAI U.S. Quality Index Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	18.03%
Past 5 years	13.34%
Since Inception	11.42%	[1]
FidelitySAIUSQualityIndexFund-PRO | Fidelity SAI U.S. Quality Index Fund | IXYOZ
Risk/Return:
Label	Fidelity U.S. Quality Focus Index℠
Past 1 year	29.87%
Past 5 years	16.62%
FidelitySAIUSQualityIndexFund-PRO | Fidelity SAI U.S. Quality Index Fund | IXYXM
Risk/Return:
Label	Fidelity SAI U.S. Quality Index Fund Linked Index℠
Past 1 year	29.87%
Past 5 years	17.18%
Since Inception	14.41%
FidelitySAIUSQualityIndexFund-PRO | Fidelity SAI U.S. Quality Index Fund | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	13.10%

[1]	A From October 8, 2015 .